Organization and nature of business (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2026	Jan. 13, 2026	Aug. 06, 2025	Nov. 04, 2024	Oct. 31, 2024	Jul. 23, 2024	Jul. 13, 2022	Jul. 28, 2015
Net loss			$ 37,600,000
Cash		$ 35,000,000	$ 200,000
FAMI | Minority Interest One
Noncontrolling interest, ownership percentage by parent										100.00%
Farmmi Supply Chain
Ownership percentage			100.00%
Farmmi International
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage			100.00%
Farmmi Enterprise
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage			100.00%
Farmmi Health Development
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage			5.00%
Zhejiang Suyuan Agricultural
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage			100.00%			95.00%
Farmmi E-Commerce
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage						5.00%
Suppchains Oak
Noncontrolling interest, ownership percentage by parent			100.00%		100.00%
Suppchains Transport
Noncontrolling interest, ownership percentage by parent			100.00%				100.00%
Farmmi Healthcare
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage			95.00%
Jiangxi Xiangbo
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage			100.00%
Yitang Mediservice
Noncontrolling interest, ownership percentage by parent		100.00%	100.00%
Farmmi Eco Agri
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage			100.00%
Farmmi USA
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage			100.00%
Bluesage
Noncontrolling interest, ownership percentage by parent			100.00%	100.00%
Farmmi Food and Farmmi Supply Chain
Noncontrolling interest, ownership percentage by parent		100.00%
Cash consideration		$ 2,754
SuppChains Group Inc
Noncontrolling interest, ownership percentage by parent								75.00%
Farmmi Biotech
Noncontrolling interest, ownership percentage by parent	100.00%
Cash consideration	$ 1,405
Guoning Zhonghao
Noncontrolling interest, ownership percentage by parent	100.00%
Cash consideration	$ 1,405
Ningbo Farmmi Trade
Noncontrolling interest, ownership percentage by parent	100.00%
Cash consideration	$ 702
Farmmi Canada Inc.
Noncontrolling interest, ownership percentage by parent									100.00%